Senior Notes Payable (Details) - Schedule of senior notes payable, net - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Senior notes payable	$ 880,340	$ 696,987
Less: Unamortized debt issuance costs	(9,557)	(8,875)
Senior notes payable, net	870,783	688,112
7.50% Senior notes due May 31, 2027 [Member]
Debt Instrument [Line Items]
Senior notes payable	128,156	117,954
7.25% Senior notes due December 31, 2027 [Member]
Debt Instrument [Line Items]
Senior notes payable	122,793	120,126
7.375% Senior notes due May 31, 2023 [Member]
Debt Instrument [Line Items]
Senior notes payable	137,454	122,140
6.875% Senior notes due September 30, 2023 [Member]
Debt Instrument [Line Items]
Senior notes payable	115,168	105,952
6.75% Senior notes due May 31, 2024 [Member]
Debt Instrument [Line Items]
Senior notes payable	111,170	106,589
6.50% Senior notes due September 30, 2026 [Member]
Debt Instrument [Line Items]
Senior notes payable	134,657	124,226
6.375% Senior notes due February 28, 2025 [Member]
Debt Instrument [Line Items]
Senior notes payable	$ 130,942